Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases Tables Abstract
Schedule of Components of Lease Expense	The components of lease expense were as follows:
Six Months ended, June 30, 2020

Operating leases	107,852
Interest on lease liabilities	6,117
Total net lease cost	113,969
The components of lease expense were as follows:
Year Ended December 31, 2019

Operating leases	95,481
Interest on lease liabilities	3,788
Total net lease cost	99,269

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

June 30, 2020
Operating leases:
Operating lease ROU assets	$906,995

Current operating lease liabilities, included in current liabilities	$208,663
Noncurrent operating lease liabilities, included in long-term liabilities	708,237
Total operating lease liabilities	$916,900

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating leases:
Operating lease ROU assets	$286,162

Current operating lease liabilities, included in current liabilities	$120,052
Noncurrent operating lease liabilities, included in long-term liabilities	169,897
Total operating lease liabilities	$289,949

Schedule of Supplemental Cash Flow and Other Information Related to Leases

Supplemental cash flow and other information related to leases was as follows:

Six Months Ended June 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$-
ROU assets obtained in exchange for lease liabilities:
Operating leases	$906,995

Weighted average remaining lease term (in years):	7
Operating leases	2.3
Weighted average discount rate:
Operating leases	7.25%

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$85,591
ROU assets obtained in exchange for lease liabilities:
Operating leases	$371,754

Weighted average remaining lease term (in years):
Operating leases	2.3
Weighted average discount rate:
Operating leases	7.25%

Schedule of Maturity Payments of Operating Leases

Total future minimum payments required under the lease obligations as of June 30, 2020 are as follows:

Six Months Ending June 30,
2020	$266,457
2021	234,172
2022	114,402
2023	117,830
2024	121,364
Thereafter	286,108
Total lease payments	$1,1,40,333
Less: amounts representing interest	223,433
Total lease obligations	$916,900

Total future minimum payments required under the lease obligations as of December 31, 2019 are as follows:

Twelve Months Ending December 31,
2020	$136,347
2021	141,507
2022	35,694
2023	-
Total lease payments	$313,550
Less: amounts representing interest	(23,599)
Total lease obligations	$289,951